Pension and Post-Retirement and Post-Employment Benefits - Schedule of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial gain for the year	$ (571)	$ 465
Amortization of prior service cost	2	2
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial gain for the year	(98)	(42)
Amortization of prior service cost	7	2
Pension Benefit Regulatory Asset [Member] | Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial gain for the year	(891)	536
Prior service cost for the year	0	31
Amortization of actuarial losses	(124)	(95)
Amortization of prior service cost	(2)	(2)
Total actuarial gains and losses and prior service costs	(1,017)	470
Post Retirement and Employment Benefits Regulatory Assets [Member] | Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial gain for the year	(91)	(44)
Amortization of actuarial losses	(3)	(2)
Total actuarial gains and losses and prior service costs	$ (94)	$ (46)